13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	6 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income Oci Tables
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Accumulated OCI, beginning of period:
Currency translation adjustment	$3,046,822	$4,496,376	$1,901,351	$3,002,717
Available for sale securities	-	3,358,932	-	2,747,997
	$3,046,822	$7,855,308	$1,901,351	$5,750,714
Other comprehensive income (loss) for the period:
Currency translation adjustments	$(1,107,276)	$472,699	$38,195	$1,966,358
Unrealized gain on available for sale
investments	-	104,493	-	715,428
Release of OCI on available for sale
investments	-	(2,174,356)	-	(2,174,356)
	$(1,107,276)	$(1,597,164)	$38,195	$507,430
Accumulated OCI, end of period:
Currency translation adjustment	$1,939,546	$4,969,075	$1,939,546	$4,969,075
Available for sale securities	-	1,289,069	-	1,289,069
	$1,939,546	$6,258,144	$1,939,546	$6,258,144